Goodwill - Goodwill allocated to the cash-generating units (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	€ 8,014	€ 8,654
Monitoring and Analytics [member]
Goodwill [Line Items]
Goodwill	1,246	1,360
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Goodwill	1,915	2,071
Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill	8,014	8,654	€ 8,503
Goodwill [member] | Image-Guided Therapy [Member]
Goodwill [Line Items]
Intangible assets and goodwill	2,610	2,673
Goodwill [member] | Other (units carrying a non-significant goodwill balance) [Member]
Goodwill [Line Items]
Intangible assets and goodwill	2,244	2,550
Goodwill [member] | Cash-generating units [member]
Goodwill [Line Items]
Intangible assets and goodwill	€ 8,014	€ 8,654